General - Schedule of Class A Ordinary Shares Subject to Possible Redemption (Details) - Class A Ordinary Shares [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026
Schedule of Class A Ordinary Shares Subject to Possible Redemption [Line Items]
Gross proceeds	$ 172,500
Less:
Proceeds allocated to Public Rights	(5,382)
Class A ordinary shares issuance costs	(1,233)
Plus:
Remeasurement of carrying value to redemption value	6,894
Class A ordinary shares subject to redemption as of December 31, 2025	$ 172,779	$ 174,568